Condensed Consolidated Balance Sheets - USD ($) $ in Thousands	Jul. 01, 2016	Dec. 31, 2015	Dec. 31, 2014
Current assets:
Cash and cash equivalents	$ 41,699	$ 48,943	$ 31,144
Accounts receivable, net	177,128	172,360	169,207
Inventories, net	177,548	174,573	168,930
Deferred tax assets, net			24,598
Prepaid expenses and other current assets	22,309	21,179	16,793
Current assets of discontinued operations		2,878	25,642
Total current assets	418,684	419,933	436,314
Property and equipment, net	130,845	117,273	116,476
Goodwill	1,019,186	1,018,104	1,023,890
Intangible assets, net	710,549	749,045	825,905
Other assets	6,599	5,174	4,205
Non-current assets of discontinued operations		29	163,071
Total assets	2,285,863	2,309,558	2,569,861
Current liabilities:
Accounts payable	73,968	58,492	59,245
Accrued interest	11,062	16,998	29,600
Current portion of debt obligations	10,550	10,550	8,975
Other current liabilities	92,168	102,173	94,178
Current liabilities of discontinued operations	946	13,371	8,681
Total current liabilities	188,694	201,584	200,679
Long-term debt obligations	2,392,464	2,344,562	2,233,309
Deferred tax liabilities, net	219,930	213,856	243,123
Other long-term liabilities	21,319	15,092	14,366
Total liabilities	2,822,407	2,775,094	2,691,477
Commitments and contingencies
DJO Finance LLC membership deficit:
Member capital	842,627	841,510	839,781
Accumulated deficit	(1,354,934)	(1,293,339)	(952,412)
Accumulated other comprehensive loss	(27,273)	(16,341)	(11,603)
Total membership deficit	(539,580)	(468,170)	(124,234)
Noncontrolling interests	3,036	2,634	2,618
Total deficit	(536,544)	(465,536)	(121,616)
Total liabilities and deficit	$ 2,285,863	$ 2,309,558	$ 2,569,861